FLOW-THROUGH SHARE PREMIUM LIABILITY (Details Narrative) - CAD ($)	Dec. 31, 2023	Dec. 31, 2022
FLOW-THROUGH SHARE PREMIUM LIABILITY
Unspent flow-through expenditure commitments	$ 3,482,000	$ 4,090,000